Interest in associates and joint ventures - Impairment testing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Carrying amount	$ 29,515,000,000	$ 26,594,000,000
BoCom
Disclosure of associates [line items]
Period for which the fair value was below carrying amount (in months)	10 years
Impairment loss	$ 0
VIU	24,800,000,000	21,800,000,000
Carrying amount	23,616,000,000	21,248,000,000
Fair value	8,537,000,000	$ 7,457,000,000
Increase in difference between VIU and carrying value of associates	$ 600,000,000